INTELLECTUAL PROPERTY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTELLECTUAL PROPERTY

The following table summarizes the components of our intellectual property as of the dates presented:

	September 30, 2023	December 31, 2022
Intellectual property:
WordPress® GDPR rights	$46,800	$46,800
ARALOC®	1,850,000	1,850,000
ArcMail®	1,445,000	1,445,000
DataExpress®	1,388,051	1,388,051
FileFacets®	135,000	135,000
IntellyWP™	60,000	60,000
Resilient Network Systems	305,000	305,000
	5,229,851	5,229,851
Accumulated amortization	(5,149,517)	(4,775,520)
Intellectual property, net of accumulated amortization	$80,334	$454,331

The following table summarizes the components of the Company’s intellectual property as of the dates presented:

	December 31,	December 31,
	2022	2021
Intellectual property:
WordPress® GDPR rights	$46,800	$46,800
ARALOC™	1,850,000	1,850,000
ArcMail License	1,445,000	1,445,000
DataExpressTM	1,388,051	1,388,051
FileFacetsTM	135,000	135,000
IntellyWP™	60,000	135,000
Resilient Network Systems	305,000	305,000
	5,229,851	5,304,851
Accumulated amortization	(4,775,520)	(3,960,032)
Impairment	-	(75,000)
Intellectual property, net of accumulated amortization	$454,331	$1,269,819

SCHEDULE OF FUTURE AMORTIZATION EXPENSE OF INTANGIBLE ASSETS

Based on the carrying value of definite-lived intangible assets as of September 30, 2023, we estimate our amortization expense for the next five years will be as follows:

Amortization
Expense
Year ended December 31,
2023 (excluding the nine months ended September 30, 2023)	$37,584
2024	27,000
2025	15,750
Thereafter	-
$80,334

Based on the carrying value of definite-lived intangible assets as of December 31, 2022, we estimate our amortization expense for the next five years will be as follows:

Amortization
Year Ended December 31,	Expense
2023	411,581
2024	27,000
Thereafter	15,750
454,331